DECOMISSIONING PROVISION (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of decommissioning provisions

($ millions)	2024	2023
Balance at January 1	342	261
Unwinding of discount rate	20	16
Change in rates	49	65
Acquisition (Note 5)	52	—
Disposition	(17)	—
Change in cost estimates and other	(14)	—
Total	432	342
Current portion of provision(1)	6	6
Balance at December 31	426	336
(1)    Included in trade payables and other on the Consolidated Statement of Financial Position.